Goodwill and Other Intangibles Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013
Finite-Lived Intangible Assets [Line Items]
Impairment of indefinite-lived intangible assets	$ 5.1
Indefinite-lived intangibles	685.4	$ 690.5	$ 690.5
Amortization expense	15.6	15.7	$ 18.4
Cushe [Member]
Finite-Lived Intangible Assets [Line Items]
Impairment of indefinite-lived intangible assets	2.6
Stride Rite [Member]
Finite-Lived Intangible Assets [Line Items]
Impairment of indefinite-lived intangible assets	2.5
Indefinite-lived intangibles	15.0	$ 0.0
Sperry [Member]
Finite-Lived Intangible Assets [Line Items]
Indefinite-lived intangibles	$ 586.8